UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09156

PROACTIVE Asset Allocation Funds

(Exact name of registrant as specified in charter)

21 Hawk Ridge Circle, Lake Saint Louis, MO 63367

 (Address of principal executive offices)(Zip code)

Jeffrey J. Unterreiner, Chairman and President

21 Hawk Ridge Circle, Lake Saint Louis, MO 63367

 (Name and address of agent for service)

Registrant's telephone number, including area code:  (314)561-0100

Date of fiscal year end: December 31

Date of reporting period:June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PROACTIVE ASSET ALLOCATION FUNDS

SEMI-ANNUAL REPORT

OPTI-flex® DYNAMIC Fund

June 30, 2003

This report has been prepared for shareholders

And may be distributed to others only if preceded

or accompanied by a current prospectus.

PROACTIVE Asset Allocation Funds

21 Hawk Ridge Circle

Lake Saint Louis, MO  63367

1-888-PROACTIVE or 636-561-0100

Website:  www.proactive-inc.com

 The OPTI-flex® DYNAMIC Fund

PORTFOLIO OF INVESTMENTS

June 30, 2003 (Unaudited)

Shares/Principal Amount		Market Value	% of Assets

MUTUAL FUNDS
18,766	Aegis Value Fund *	$ 267,415	9.97%
6,947	Ameristock Focused Fund *	122,548	4.57%
11,479	Boston Partners Long/Short Equity Institutional *	163,696	6.10%
4,244	Burnham Financial Services A *	90,363	3.37%
5,301	Caldwell & Orkin Market Opportunity *	94,937	3.54%
13,726	Dreyfus Premier Emerging Markets A *	176,243	6.57%
4,125	FBR Small Cap Financial A *	112,811	4.21%
7,798	FBR Small Cap Value A *	219,440	8.18%
6	Franklin Balanced Sheet Investment A *	246	0.01%
2,825	Hotchkis & Wiley Small Cap Value A *	98,362	3.67%
1,589	N/I Numeric Investors Small Cap Value *	27,479	1.02%
9,817	Oppenheimer Developing Markets A *	145,688	5.43%
26,850	Pioneer High Yield A	296,960	11.07%
5,628	Rydex Juno Investor *	113,344	4.23%
2,683	Rydex Venture 100 *	113,910	4.25%
2,470	Scudder Dreman High Return Equity A	81,917	3.06%
5,500	Scudder Dreman Small Cap Value *	117,215	4.37%
17,998	Templeton Developing Markets A	203,738	7.60%
7,957	Templeton Global Long-Short A *	78,453	2.93%

Total for Mutual Funds		$ 2,524,765	94.16%

Cash and Equivalents
158,737	Flex Funds Money Market Fund	158,737	5.92%

	Total Investments	2,683,502
	(Identified Cost -$ 2,549,695)

	Assets less other Liabilities	(2,126)

	Net Assets	$ 2,681,376	100.00%

* Non-Income Producing Funds

The accompanying notes are an integral part of the financial statements.

The OPTI-flex® DYNAMIC Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

Assets:
Investment Securities at Market Value (Identified Cost -$ 2,549,695)	$ 2,683,502
Cash	1,500
Interest Receivable	40
Dividends Receivable	1,730
Total Assets	$ 2,686,772
Liabilities
Administrative Fees	1,686
Accrued Expenses	3,710
Total Liabilities	$ 5,396
Net Assets	$ 2,681,376

Net Assets Consist of:
Capital Paid In	$ 11,034,743
Accumulated Undistributed Net Investment Income (Loss)	(12,127)
Accumulated Undistributed Net Realized Gains (Losses) from
Investment Transactions	(8,475,047)
Net Unrealized Appreciation (Depreciation ) of Investments	133,807
Total Net Assets	$ 2,681,376
Shares Outstanding	537,887
Net Asset Value – Offering and Redemption* Price Per Share	$ 4.99
Per Share ($2,681,376/537,887 shares)
* Redemption price varies based on holding period. See accompanying notes to financial statements.

The accompanying notes are an integral part of the financial statements.

The OPTI-flex® DYNAMIC Fund

STATEMENT OF OPERATIONS

For the Six Months Ending June 30, 2003 (Unaudited)

Investment Income:
Dividends	$ 11,641
Interest	3,803
Total Investment Income	15,444
Expenses: (Note 3)
Investment Advisor Fees	8,616
Distribution Fees	8,616
Servicing Fees	2,872
Universal Service Fee Expense	7,467
Total Expenses	27,571

Net Investment Income (Loss)	(12,127)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	20,095
Net Change in Unrealized Appreciation on Investments	213,881
Net Realized and Unrealized Gain on Investments	233,976

Net Increase in Net Assets Resulting from Operations	$ 221,849

The accompanying notes are an integral part of the financial statements.

The OPTI-flex® DYNAMIC Fund

STATEMENT OF CHANGE IN NET ASSETS

	Six Months	Year Ending
	Ending June 30,	December 31,
	2003 (Unaudited)	2002

From Operations:
Net Investment Income	$ (12,127)	$ (81,159)
Net Realized Gain (Loss) on Investments	20,095	(1,813,543)
Net Unrealized Appreciation (Depreciation)	213,881	826,593
Increase (Decrease) in Net Assets from Operations	221,849	(1,068,109)
From Distributions to Shareholders:
Net Investment Income	-	(338,557)
Net Realized Gains	-	-
Change in Net Assets from Distributions	-	(338,557)
From Capital Share Transactions:
Proceeds From Sale of Shares	843,328	3,296,919
Shares Issued on Reinvestment of Dividends	-	326,611
Cost of Shares Redeemed	(401,939)	(9,159,656)
Net Increase from Shareholder Activity	441,389	(5,536,126)

Net Increase (Decrease) in Net Assets	663,238	(6,942,792)

Net Assets at Beginning of Period	2,018,138	8,960,930
Net Assets at End of Period	$ 2,681,376	$ 2,018,138

Share Transactions:
Issued	183,462	538,198
Reinvested	-	71,625
Redeemed	(87,665)	(1,614,323)
Net increase (decrease) in shares	$ 95,797	$ (1,004,500)

Shares outstanding beginning of period	442,090	1,446,590
Shares outstanding end of period	537,887	442,090

The accompanying notes are an integral part of the financial statements.

The OPTI-flex® DYNAMIC Fund

FINANCIAL HIGHLIGHTS

	Six Months	Year Ending	Year Ending	Year Ending	Year Ending
	Ending June 30,	December 31,	December 31,	December 31,	December 31,
	2003 (Unaudited)	2002	2001	2000	1999

Net Asset Value - Beginning of Period	$4.56	$6.19	$8.95	$15.80	$10.46

Investment Operations:
Net Investment Income (Loss)	(0.02)	0.49	0.07*	(0.18)*	(0.20)
Net Gains (Losses) From Investments (realized and unrealized)	0.45	(1.21)	(2.61)	(4.46)	5.54
Total from Investment Operations	0.43	(0.72)	(2.54)	(4.64)	5.34

Distributions:
In Excess of Net Investment Income	0.00	(0.91)	0.00	(0.62)	0.00
From Net Realized Gains	0.00	0.00	(0.22)	(1.59)	0.00
Total Distributions	0.00	(0.91)	(0.22)	(2.21)	0.00

Net Asset Value - End of Period	$4.99	$4.56	$6.19	$8.95	$15.80

Total Return (Excludes Redemption Charges and Assumes Reinvestment of Distributions)	8.24%	-11.59%	-28.36%	-29.36%	51.05%
Ratios/Supplemental Data:
Net Assets - End of Period (Thousands)	$2,681	$2,018	$8,961	$14,382	$18,746
Ratio of Expenses to Average Net Assets (1)	2.40%	2.19%	1.23%	2.32%	2.39%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	-1.06%	-1.31%	0.97%	-1.36%	-1.69%
Ratio of Expenses to Average Net Assets,
before reimbursement and voluntary fee reductions (1)	0.00%	4.09%	3.06%	2.52%	2.96%
Portfolio Turnover Rate	129.90%	2077.74%	957.96%	1915.88%	1011.63%

(1) These ratios exclude the expenses or the registered investment companies in which the Fund invests.
* Per share amounts were calculated using the average share method.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

1. ORGANIZATION and SIGNIFICANT ACCOUNTING POLICIES

The PROACTIVE Asset Allocation Funds Trust (the "Trust") was organized in 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company.  The OPTI-flex® DYNAMIC Fund (the "Fund"), a series of the Trust, commenced operations on October 1, 1996.  The Fund is authorized to issue an indefinite number of shares of $0.10 par value stock.  The Fund's objective is to seek an above average total return over the long-term consistent with exhibiting less investment risk than a portfolio consisting solely of common stocks. Certain redemptions made within a year of purchase may have a contingent deferred sales charge applied to it in accordance with the Fund's prospectus.

Use of estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Valuation of investments.  Securities which are traded on stock exchanges are valued at the last sales price as of the close of business of the New York Stock Exchange on the day of valuation, or, lacking any sales, at the closing bid prices.  Mutual funds are valued at the daily redemption value determined by the underlying fund.

Money market securities maturing more than sixty days after the valuation date are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price for yield equivalent as obtained from dealers who make markets in such securities.  When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity.  Securities maturing within sixty days from their date of acquisition are valued at amortized cost.

The illiquid security held by the Fund is not readily valued by market quotations.  Accordingly, its fair value is determined in good faith by the Board of Trustees.  This practice will continue throughout the period these securities remain illiquid and/or restricted and are retained in the Fund's portfolio.

Repurchase agreements.  The Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term.  At all times, the Fund maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.  As of June 30, 2003, the Fund was not invested in any repurchase agreements.

Federal income taxes.  It is the Fund's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its shareholders.  Therefore, no federal income tax provision is required.

Distributions to shareholders.  Dividends to shareholders are recorded on the ex-dividend date.  The Fund declares and pays dividends from net investment income annually.  The Fund distributes net capital gains, if any, on an annual basis.  The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP.  These differences are primarily due to deferrals of certain losses and expiring capital loss carryforwards.  These "book/tax" differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Permanent differences identified in the period ended December 31, 2002, have been reclassified among the components of net assets as follows:

Capital	Undistributed Net Investment Income	Undistributed Net Realized Gains and Losses
$(52,508)	$81,159	$(28,651)

Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains.

Other.  The Fund records purchases and sales of investments on the trade date.  The Fund calculates realized gains and losses from sales of investments on the specific identification basis.  Dividend income is recognized on the ex-dividend date and interest income is recognized as earned.

2. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2003, the cost of purchases and proceeds from sales, excluding short-term investments and U.S. Government and agency obligations, were $1,759,825.62 and $1,524,489.62, respectively.

The U.S. Federal income tax basis of the Fund's investments at December 31, 2002, was $2,185,899 and net unrealized depreciation for U.S. Federal income tax purposes was $128,436 (gross unrealized appreciation $3,037; gross unrealized depreciation $131,473).

3.  AGREEMENTS and OTHER TRANSACTIONS WITH AFFILIATES

PROACTIVE Financial Services, Inc. (the "Advisor") provides the Fund with investment management research, statistical and advisory services.  For such services the Fund pays monthly a fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.75% of average net assets up to $500 million and 0.65% of average net assets exceeding $500 million.

To the extent the Fund does not increase net assets, the Fund is reliant upon the ability of the Advisor to cover expenses of the Fund that are in excess of the income provided to it by the Universal Services Fee.  The Advisor is dependent upon achieving its own financial goals, including targeted increases in the Fund's net assets through net sales of fund shares, in order to provide such support to the Fund.

Pursuant to Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution Plan (the "Plan") with PROACTIVE Financial Services, Inc. (the "Distributor").  Under the provisions of the Plan, the Fund pays the Distributor an annual fee, at a maximum rate of 0.75% of average daily net assets of the Fund, to aid in the distribution of Fund shares. Additionally, the Fund has adopted a Service Plan with the Distributor.  Under the provisions of the Service Plan, the Fund pays the Distributor an annual fee, at a maximum rate of 0.25% of average daily net assets of the Fund, to reimburse securities dealers for personal services or maintenance of shareholder accounts.

Certain officers and trustees of the Fund are also officers or directors of the Advisor and the Distributor and currently own 6% of the capital stock outstanding.

The Fund paid a dividend, characterized for tax purposes as ordinary income, of $326,643 during the year ended December 31, 2002.

4. FEDERAL TAX INFORMATION

As of December 31, 2002, the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:

Undistributed Ordinary Income	Dividends Payable	Accumulated Capital and Other Gains and (Losses)	Unrealized Appreciation/(Depreciation)[2]	Total Accumulated Earnings/(Deficit)
$11,946	$(11,946)	$(8,446,780)	$(128,436)	$(8,575,216)

For federal income tax purposes, the Fund had a capital loss carryforward of $8,446,780 (of which $5,108,687 and $3,338,093 expire in 2009 and 2010, respectively) as of December 31, 2002, which is available to offset future capital gains, if any.  To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

1  Total dividends paid may differ from the amounts reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

2 The difference between book- and tax-basis unrealized appreciation/(depreciation) is attributable primarily to: deferral of losses on wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, and the difference between book and tax amortization methods for premium and market discount.

END OF NOTES TO FINANCIAL STATEMENTS

The OPTI-flex® DYNAMIC Fund

INVESTMENT ADVISOR and

DISTRIBUTOR

PROACTIVE Financial Services, Inc.

21 Hawk Ridge Circle

Lake Saint Louis, MO  63367

888-776-2284

636-561-0100

CUSTODIAN

U. S. Bank, N.A.

425 Walnut Street

Cincinnati, OH  43017

TRANSFER AGENT AND DIVIDEND

DISBURSING AGENT

Mutual Shareholder Services, LLC

8869 Brecksville Road, Suite C

Brecksville, OH  44141

LEGAL COUNSEL

Burns & Levinson, LLP

125 Summer Street

Boston, MA 02110

AUDITORS

McCurdy & Associates

27955 Clemens Rd.

Westlake, OH  44145

PROACTIVE Asset Allocation Funds

21 Hawk Ridge Circle

Lake Saint Louis, MO  63367

888-PROACTIVE (888-776-2284)

Item 2.  Code of Ethics.   Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Not applicable.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.Exhibits.

(a)

 ANY CODE OF ETHICS OR AMENDMENT THERETO.

Not applicable until annual filing.

(b)

CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002.

Filed herewith.

(c)

CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002.

Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PROACTIVE Asset Allocation Funds

By /s/Jeffrey J. Unterreiner

     Jeffrey J. Unterreiner

     President

Date September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeffrey J. Unterreiner

     Jeffrey J. Unterreiner

     President

Date September 8, 2003

By /s/Tonjua G. Donnelly

     Tonjua G. Donnelly

     Treasurer

Date September 8, 2003